UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 2012

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW AUGUST 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   64
Form 13F
Information Table Value Total: 654,009 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

3D Systems Corp	COM	88554D205	 1,696 	 49,692 	SH		SOLE	01	 49,692
Americ   SPONSORED ADR	02364W105	 1,256 	 48,200 	SH		SOLE	01	 48,200
American Campus	COM	024835100	 11,695  259,998 	SH		SOLE	01	 259,998
Apartment Inve	COM	03748R101	 8,074 	 298,688 	SH		SOLE	01	 298,688
Apple Inc	COM	037833100	 6,154 	 10,537 	SH		SOLE	01	 10,537
ASM Internation	COM	N07045102	 1,495 	 50,000 	SH		SOLE	01	 50,000
Autodesk Inc	COM	052769106	 2,289 	 65,429 	SH		SOLE	01	 65,429
AvalonBay Commu	COM	053484101	 24,800 175,291 	SH		SOLE	01	 175,291
B/E Aerospace I	COM	073302101	 3,159 	 72,350 	SH		SOLE	01	 72,350
BMC Software In	COM	055921100	 3,736 	 87,529 	SH		SOLE	01	 87,529
Boeing Co/The	COM	097023105	 1,415 	 19,039 	SH		SOLE	01	 19,039
Boston Properti	COM	101121101	 25,490 235,211 	SH		SOLE	01	 235,211
Camden Property	COM	133131102	 20,716 306,138 	SH		SOLE	01	 306,138
Capital One Fi	COM	14040H105	 4,259 	 77,920 	SH		SOLE	01	 77,920
Cardtronics Inc	COM	14161H108	 4,414 	 146,123 	SH		SOLE	01	 146,123
Caterpillar Inc	COM	149123101	 3,840 	 45,220 	SH		SOLE	01	 45,220
CBL & Associate	COM	124830100	 12,537 641,617 	SH		SOLE	01	 641,617
Check Point Sof	COM	M22465104	 3,645 	 73,511 	SH		SOLE	01	 73,511
Coach Inc	COM	189754104	 1,674 	 28,631 	SH		SOLE	01	 28,631
Coca-Co  SPONSORED ADR	191241108	 1,944 	 14,855 	SH		SOLE	01	 14,855
Cooper Cos Inc/TCOM	216648402	 3,277 	 41,083 	SH		SOLE	01	 41,083
Coresite Realty COM	21870Q105	 6,637 	 257,033 	SH		SOLE	01	 257,033
CubeSmart	COM	229663109	 763 	 65,419 	SH		SOLE	01	 65,419
DDR Corp	COM	23317H102	 1,002 	 68,415 	SH		SOLE	01	 68,415
Digital Realty	COM	253868103	 17,839 237,638 	SH		SOLE	01	 237,638
Douglas Emmett 	COM	25960P109	 8,590 	 371,862 	SH		SOLE	01	 371,862
DuPont Fabros T	COM	26613Q106	 32,807 1,148,711 	SH		SOLE	01	 1,148,711
Equity Residen	COM	29476L107	 32,298 517,930 	SH		SOLE	01	 517,930
Essex Property	COM	297178105	 15,462 100,454 	SH		SOLE	01	 100,454
Esterline Techn	COM	297425100	 3,484 	 55,885 	SH		SOLE	01	 55,885
Exxon Mobil Cor	COM	30231G102	 1,883 	 22,000 	SH		SOLE	01	 22,000
Franklin Resour	COM	354613101	 4,146 	 37,351 	SH		SOLE	01	 37,351
General Electr	COM	369604103	 2,199 	 105,519 	SH		SOLE	01	 105,519
General Growth 	COM	37002310	323,807 1,316,035 	SH		SOLE	01	 1,316,035
GNC Holdings 	COM	36191G107	 4,367 	 111,410 	SH		SOLE	01	 111,410
Goldcorp Inc	COM	380956409	 1,066 	 27,813 	SH		SOLE	01	 27,813
HCP Inc		COM	40414L109	 22,021 498,775 	SH		SOLE	01	 498,775
Health Care 	COM	42217K106	 18,818 322,787 	SH		SOLE	01	 322,787
Herbalife Ltd	COM	G4412G101	 3,411 	 70,567 	SH		SOLE	01	 70,567
Home Properties COM	437306103	 5,761 	 93,887 	SH		SOLE	01	 93,887
Host Hotels & 	COM	44107P104	 21,851 1,381,232 	SH		SOLE	01	 1,381,232
Intuit Inc	COM	461202103	 4,756 	 80,133 	SH		SOLE	01	 80,133
Intuitive Surg	COM	46120E602	 4,194 	 7,573 		SH		SOLE	01	 7,573
Joy Global Inc	COM	481165108	 1,347 	 23,743 	SH		SOLE	01	 23,743
Kimco Realty C	COM	49446R109	 15,968 839,090 	SH		SOLE	01	 839,090
Lam Research Co	COM	512807108	 3,819 	 101,200 	SH		SOLE	01	 101,200
LaSalle Hotel 	COM	517942108	 13,370 458,835 	SH		SOLE	01	 458,835
LKQ Corp	COM	501889208	 3,450 	 103,397 	SH		SOLE	01	 103,397
Occidental Pet	COM	674599105	 3,604 	 42,022 	SH		SOLE	01	 42,022
PetSmart Inc	COM	716768106	 4,264 	 62,540 	SH		SOLE	01	 62,540
Philip Morris 	COM	718172109	 2,443 	 28,000 	SH		SOLE	01	 28,000
Prologis Inc	COM	74340W103	 22,170 667,181 	SH		SOLE	01	 667,181
Public Storage	COM	74460D109	 38,217 264,641 	SH		SOLE	01	 264,641
Simon Propert	COM	828806109	 81,710 524,929 	SH		SOLE	01	 524,929
SL Green Realty	COM	78440X101	 15,397 191,884 	SH		SOLE	01	 191,884
SPDR Gold Sh GOLD SHS	78463V107	 3,579 	 23,061 	SH		SOLE	01	 23,061
Steven Madden 	COM	556269108	 2,939 	 92,566 	SH		SOLE	01	 92,566
Tanger Factory	COM	875465106	 19,058	594,630 	SH		SOLE	01	 594,630
Taubman Center	COM	876664103	 27,497 356,359 	SH		SOLE	01	 356,359
Tesla Motors I	COM	88160R101	 1,712 	 54,699 	SH		SOLE	01	 54,699
Tractor Supply	COM	892356106	 1,661 	 20,000 	SH		SOLE	01	 20,000
VF Corp		COM	918204108	 2,117 	 15,867 	SH		SOLE	01	 15,867
Wells Fargo &	COM	949746101	 2,131 	 63,734 	SH		SOLE	01	 63,734
Whiting Petrol	COM	966387102	 2,827 	 68,755 	SH		SOLE	01	 68,755